Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income [Abstract]
Schedule Of Accumulated Other Comprehensive Income

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2020 and 2019 (1)

	Unrealized Gains and Losses on Available-for-Sale Securities

	2020	2019
Accumulated other comprehensive gain/(loss), beginning of period	$28	$(73)
Other comprehensive gain before reclassifications	68	101
Less amount reclassified from accumulated other comprehensive loss (2)	-	-
Net current-period other comprehensive income	68	101
Accumulated other comprehensive income, end of period	$96	$28

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There were no amounts reclassified out of other comprehensive income for years ended December 31, 2020 and December 31, 2019.